Segment Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Segment information

21. Segment information

(1) The Company’s operating segment

Gravity determines the operating segments of the Company by establishing strategic decisions. Chief operating decision maker (“CODM”) reviews operating profit by each segment in order to make decisions regarding the resources to be allocated to the segment and to evaluate the performance of the segment.

The reporting entity of the Company is in line with the organizational structure and CODM’s review of operations, and the reportable segments as of the end of the reporting period are mobile, online, and others.

The Company assesses the performance of its operating segments based on its operating profit or loss, which does not differ from operating profit reported on the Statement of Comprehensive Income except for inter-segment transactions. Total assets and liabilities for each segment are not reported to CODM. The following information is available for each business segment for the years ended December 31, 2017 and 2016.

	2017
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
		(In millions of Korean won)
Online	~~W~~	53,790	~~W~~	222	~~W~~	14,536
Mobile		87,194		268		(2,476)
Others		7,532		36		993
Sub total		148,516		526		13,053
Inter-segment eliminations(*1)		(6,893)		(6)		982
Total	~~W~~	141,623	~~W~~	520	~~W~~	14,035

	2016
	Revenue		Depreciation Amortization		Operating profit(loss)(*2)
		(In millions of Korean won)
Online	~~W~~	36,354	~~W~~	243	~~W~~	11,147
Mobile		14,003		260		(7,515)
Others		4,292		79		301
Sub total		54,649		582		3,933
Inter-segment eliminations(*1)		(3,253)		(66)		(99)
Total	~~W~~	51,396	~~W~~	516	~~W~~	3,834

(* 1) Inter-segment eliminations are reflected as adjustments.

(* 2) Other profit or loss items that do not constitute operating profit (loss) are not separately disclosed because they are not reviewed by the chief operating decision maker by operating segment.

(2) Revenue by geographical regions

Revenue from external customers by country for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Korea	~~W~~	28,708	~~W~~	14,770
Taiwan		76,121		16,517
Japan		9,491		9,274
United States of America/Canada		7,774		5,130
Thailand		6,569		2,262
China		5,301		2,322
Other		7,659		1,121
Total	~~W~~	141,623	~~W~~	51,396

(*) Revenue was attributed to the country based on the customer's location.

Non-current assets by geographical regions for the years ended December 31, 2017, December 31, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
		(In millions of Korean won)
Domestic	~~W~~	2,114	~~W~~	1,037	~~W~~	1,289
Overseas		468		149		174
Total	~~W~~	2,582	~~W~~	1,186	~~W~~	1,463

(3) No external customers accounted for more than 10% of consolidated revenue for the years ended December 31, 2017 and 2016.